Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Sep. 30, 2017	Mar. 31, 2017
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 1,135,201	¥ 1,137,449
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	956,180	961,518
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	169,964	167,698
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	5,396	4,177
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	3,273	3,696
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	388	360
Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]		2
Fair value of derivative payables	[2]	19	5
Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]		2
Fair value of derivative payables	[2]	5
Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative payables	[2]	14	5
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	10,344	11,441
Fair value of derivative payables	[2]	10,357	11,366
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	7,662	8,506
Fair value of derivative payables	[2]	7,658	8,473
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	2,484	2,743
Fair value of derivative payables	[2]	2,393	2,611
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	151	134
Fair value of derivative payables	[2]	258	224
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	29	35
Fair value of derivative payables	[2]	31	36
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	18	23
Fair value of derivative payables	[2]	¥ 17	¥ 22

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.